FINANCIAL ASSETS AND LIABILITIES - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 24,761,444	R$ 29,356,555
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	13,301,716	16,174,130
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	3,927,542	2,745,853
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	4,151,752	4,732,926
Foreign exchange risk [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(5,246,480)	5,021,936
Foreign exchange risk [member] | Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	1,138,948	3,811,598
Foreign exchange risk [member] | Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		93,326
Foreign exchange risk [member] | Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(97,259)	(4,721)
Foreign exchange risk [member] | Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(13,698,102)	(19,640,300)
Foreign exchange risk [member] | Lease liabilities [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(94,716)	(108,365)
Foreign exchange risk [member] | Consideration payable [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(223,960)	(234,960)
Foreign exchange risk [member] | Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 7,728,609	R$ 21,105,358